COMMON STOCK WARRANTS - Black-Scholes Option Pricing Assumptions (Details)	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares Y	Dec. 06, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares	Apr. 30, 2021 $ / shares	Jan. 31, 2020 $ / shares
COMMON STOCK WARRANTS
Exercise Price		$ 11.50
Convertible notes warrants - senior debt
COMMON STOCK WARRANTS
Exercise Price		$ 11.50	$ 11.50
Convertible notes warrants - senior debt | Share Price
COMMON STOCK WARRANTS
Measurement input		5.56	8.69
Convertible notes warrants - senior debt | Dividend Yield
COMMON STOCK WARRANTS
Measurement input		0	0
Convertible notes warrants - senior debt | Expected Volatility
COMMON STOCK WARRANTS
Measurement input		0.40	0.40
Convertible notes warrants - senior debt | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input		0.0400	0.0370
Convertible notes warrants - senior debt | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y		4.93	5.00
Convertible notes warrants - subordinated debt
COMMON STOCK WARRANTS
Exercise Price		$ 11.50	$ 11.50
Convertible notes warrants - subordinated debt | Share Price
COMMON STOCK WARRANTS
Measurement input		5.56	8.69
Convertible notes warrants - subordinated debt | Dividend Yield
COMMON STOCK WARRANTS
Measurement input		0	0
Convertible notes warrants - subordinated debt | Expected Volatility
COMMON STOCK WARRANTS
Measurement input		0.40	0.40
Convertible notes warrants - subordinated debt | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input		0.0400	0.0370
Convertible notes warrants - subordinated debt | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y		4.93	5.00
Convertible notes warrants
COMMON STOCK WARRANTS
Exercise Price	$ 11.50	$ 11.50
Convertible notes warrants | Share Price
COMMON STOCK WARRANTS
Measurement input	1.04	5.56
Convertible notes warrants | Dividend Yield
COMMON STOCK WARRANTS
Measurement input	0	0
Convertible notes warrants | Expected Volatility
COMMON STOCK WARRANTS
Measurement input	0.65	0.40
Convertible notes warrants | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input	0.0470	0.0400
Convertible notes warrants | Expected Life
COMMON STOCK WARRANTS
Measurement input	4.18	4.93
2020 preferred Series B warrants
COMMON STOCK WARRANTS
Exercise Price				$ 1.80		$ 1.80
2020 preferred Series B warrants | Share Price
COMMON STOCK WARRANTS
Measurement input				2.89
2020 preferred Series B warrants | Dividend Yield
COMMON STOCK WARRANTS
Measurement input				0
2020 preferred Series B warrants | Expected Volatility
COMMON STOCK WARRANTS
Measurement input				0.20
2020 preferred Series B warrants | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input				0.0152
2020 preferred Series B warrants | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y				8.10
2021 preferred Series B warrants
COMMON STOCK WARRANTS
Exercise Price				$ 1.80	$ 1.80
2021 preferred Series B warrants | Share Price
COMMON STOCK WARRANTS
Measurement input				2.89
2021 preferred Series B warrants | Dividend Yield
COMMON STOCK WARRANTS
Measurement input				0
2021 preferred Series B warrants | Expected Volatility
COMMON STOCK WARRANTS
Measurement input				0.20
2021 preferred Series B warrants | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input				0.0152
2021 preferred Series B warrants | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y				9.26